TAXES ON INCOME	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 15 -	TAXES ON INCOME

a.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Until December 31, 2010, TAT and Turbochrome has elected to participate in the alternative package of tax benefits for its approved and benefited enterprise under the law.

Pursuant to such Law, the income derived from those enterprises will be exempt from Israeli corporate tax for a specified benefit period (except to the extent that dividends are distributed during the tax-exemption period other than upon liquidation) and subject to reduced corporate tax rates for an additional period.

In the event of distribution of a dividend from income which was tax exempt as above, the company would have to pay a regular corporate tax rate in respect of the amount distributed.

Preferred Enterprises

Additional amendments to the Law became effective in January 2011 (the “2011 Amendment”). Under the 2011 Amendment, income derived by ‘Preferred Companies’ from ‘Preferred Enterprises’ (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the incentives that are limited to income from Approved or Benefiting Enterprises during their benefits period. According to the 2011 Amendment, the uniform tax rate on such income, referred to as ‘Preferred Income’, would be 10% in areas in Israel that are designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively, thereafter. Dividends distributed from taxable income derived from Preferred Enterprise would be subject to a 15% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld by the distributing company .While the Company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred by the Company in the event of distribution of dividends from income taxed in accordance with the 2011 Amendment.

Under the transitional provisions of the 2011 Amendment, the Company elected to irrevocably implement the 2011 Amendment, commencing 2011 and thereafter, and be regarded as a "Preferred Enterprise" with respect to its existing Approved and Benefited Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment.

Under a recent amendment, announced in August 2013, beginning in 2014, dividends paid out of income attributed to a Preferred Enterprise will be subject to a withholding tax rate of 20% (instead of 15%). In addition, tax rates under the Preferred Enterprise were also raised effective as of January 1, 2014 to 9% in Zone A and 16% elsewhere (instead of the 6% and 12%, respectively).

The uniform tax rate for Development Zone A, as of January 1, 2017, is 7.5% (as part of changes enacted in Amendment 73).

TAT is located in an area in Israel that is designated as elsewhere and as such entitled to reduce tax rates of 15% during 2011-2012, 12.5% in 2013, and 16% in 2014 and thereafter.

Turbochrome is located in an area in Israel that is designated as Zone A and as such entitled to reduce tax rates of 10% during 2011-2012, 7% in 2013, and 9% in 2014, 2015 and 2016, and 7.5% in 2017 and thereafter.

b.	Corporate tax rate in Israel

In January 2016, the Law for the Amendment of the Income Tax Ordinance (No.216) was published, enacting a reduction of corporate tax rate beginning in 2016 and thereafter, from 26.5% to 25%. In December 2016, additional legislation was enacted, reducing the corporate tax rate to 24% for 2017 and to 23% for 2018 and thereafter. There is no impact on the financial statements of the Company as a result of the changes in the Israeli corporate tax rate.

Capital gain is subject to capital gain tax according to corporate tax rate in the year which the assets are sold.

c.	U.S. subsidiaries

U.S. subsidiaries are taxed based on federal and state tax laws. The Federal statutory tax rate for 2019 was 21% plus 3%-6% for state taxes.

d.	Tax assessments

TAT’s income tax assessments are considered final through 2014.

Turbochrome income tax assessments are considered final through 2014.

Limco-Piedmont income tax assessments are considered final through 2015.

e.	Income tax reconciliation:

A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2019	2018	2017
Income (loss) before taxes on income (tax benefit) as reported in the statements of income	$1,527	$(5,732)	$4,939

Statutory tax rate in Israel	23%	23%	24%

Theoretical taxes on income (tax benefit)	$351	$(1,318)	$1,185

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	(26)	(9)	518
Reduced tax rate on income derived from "Preferred Enterprises" plans	305	421	(111)
Earnings from foreign subsidiaries (1)	91	(338)	371
Valuation allowance for exchange rates differences on deferred taxes not recorded on capital losses	(125)	(42)	8
Change in tax rate	-	-	414
Tax in respect of prior years	-	(481)	7
Temporary differences for which no deferred taxes were recorded	(55)	8	-
Permanent differences	55	245	(104)
Other adjustments	(7)	50	45
Taxes on income as reported in the statements of income	$589	$(1,464)	$2,333

(1)
During 2019, 2018 and 2017, the Company recorded an accrual that related to a tax liability due to actual distribution of earnings from foreign subsidiaries of the Company and due to the possibility of future distribution of earnings from such foreign subsidiaries.

f.	Income (loss) before taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2019	2018	2017

Domestic (Israel)	$(2,586)	$(5,261)	$1,337
Foreign (United States)	4,113	(471)	3,602

	$1,527	$(5,732)	$4,939

g.	Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2019	2018	2017
Current:
Domestic (Israel)	$-	$-	$431
Foreign (United States)	139	(881)	1,937

	139	(881)	2,368
Deferred:
Domestic (Israel)	(355)	(813)	210
Foreign (United States)	805	711	(252)

	450	(102)	(42)
Previous years:
Foreign (United States)	-	(481)	7

	-	(481)	7

	$589	$(1,464)	$2,333

h.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2019	2018
Deferred tax assets:
Provision for doubtful accounts	$67	$59
Provisions for employee benefits	470	267
Inventory	964	975
Intangible assets	42	100
Capital tax losses carryforward	3,500	3,375
Net operating losses carryforward	1,669	1,102
Other	96	288
Deferred tax assets, before valuation allowance	$6,808	$6,166
Valuation allowance	(3,500)	(3,375)
Deferred tax assets, net	$3,308	$2,791

Deferred tax liabilities:
Property, plant and equipment and intangible assets	(2,159)	(2,085)
Earnings from foreign subsidiaries (1)	(1,953)	(1,862)
Other temporary differences deferred tax liabilities	(68)	(166)
Deferred tax liabilities	$(4,180)	$(4,113)

Net	$(872)	$(1,322)

(1)	The Company record an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the Company.

The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, December 31, 2016	3,409
Additions during the year	8
Balance, December 31,2017	3,417
Deductions during the year	(42)
Balance, December 31,2018	$3,375
Additions during the year	125
Balance, December 31,2019	$3,500

Valuation allowance are mainly related to (i) U.S. subsidiary for which valuation allowance was provided in respect of deferred tax assets resulting from carryforward of State tax losses in the amount of $ 1,519. That amount is expected to expire gradually starting from 2024 and (ii) Capital losses attributed to the Company in the amount of $ 1,502.

TAT does not intend to distribute tax-exempt earnings deriving from its Approved Enterprise aggregating approximately $1,936 as of December 31, 2019, and accordingly, no deferred tax liability has been established related to these earnings. If such tax-exempt income is distributed, it would be taxed at the reduced corporate tax rate applicable to such profits (23%) and an income tax liability of up to approximately $445 would be incurred as of December 31, 2019.